Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2024 CNY (¥)
Schedule of Property and Equipment, Net [Line Items]
Total cost	¥ 42,821		¥ 47,558
Less: Accumulated depreciation	(30,632)		(30,899)
Less: Amortization of leasehold improvements	(196)	$ (134)	(62)
Total property and Equipment, net	11,993	$ 1,674	16,597
Machinery and equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Total cost	37,555		42,350
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Total cost	3,216		3,158
Vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Total cost	713		713
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Total cost	¥ 1,337		¥ 1,337